FAIR VALUE MEASUREMENTS (Schedule of Fair Value Measured On Recurring Basis) (Details) - Fair Value, Recurring [Member] $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at the beginning of the period	$ 34,396
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at the beginning of the period	34,396
Income from changes in fair value	(4,512)
DPI Earn-Out non-cash Settlement	(29,884)
Fair value at the end of the period	$ 0